Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments, at fair value:
Total investments, at fair value	$ 2,792,943,297	$ 2,564,338,402
Notes receivable from participants	63,384,614	54,398,521
Dividends and other receivables	38,400,064	42,216,935
Due from broker for securities sold	90,088	1,821,185
Total assets	2,894,818,063	2,662,775,043
Liabilities
Accrued expenses	137,736	0
Net assets available for benefits	2,894,680,327	2,662,775,043
Money Market Fund
Investments, at fair value:
Total investments, at fair value	563,134	281,479
Commingled Trust Funds
Investments, at fair value:
Total investments, at fair value	839,330,945	718,653,743
Mutual Funds
Investments, at fair value:
Total investments, at fair value	621,684,468	565,972,091
PACCAR Inc Common Stock
Investments, at fair value:
Total investments, at fair value	$ 1,331,364,750	$ 1,279,431,089